Investments in affiliates and investments in available-for-sale securities (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended			3 Months Ended				5 Months Ended	9 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Jan. 03, 2019	Jan. 31, 2019	Feb. 28, 2019	Feb. 28, 2018	Feb. 21, 2018	Mar. 31, 2018	Mar. 31, 2017	Mar. 20, 2017	Mar. 17, 2017	May 21, 2019	Sep. 30, 2017	Nov. 14, 2018	Dec. 06, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule Of Equity Method Investments [Line Items]
Investments in affiliates														$ 64,352	$ 91,111
Equity in net earnings of affiliated companies														(9,185)	$ (80,205)	$ 4,399
Stockholders' equity, Reverse stock split	one-for-ten reverse stock split
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Partners capital account units acquisitions			7,775			27,960	66,131	975,408	266,876		7,376				29,888
Partners capital account acquisitions					$ 5,000
Payments to acquire investment			$ 8		$ 714	$ 64	$ 110	$ 2,048	$ 468		$ 12				$ 27
Equity in net earnings of affiliated companies														$ 1,842	$ 1,828	1,892
Navios Revolving Loans I Transfer | Navios Partners
Schedule Of Equity Method Investments [Line Items]
Long-term liability recognized									33,473
Proceeds from transfer of debt									$ 4,050
Number of shares issued-common stock									13,076,923
Consideration equity component									$ 29,423
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Price per common unit								$ 2.1
Private placement of units to directors and/or officers			380,952			1,370,044	2,040,000								1,464,494
Common Units issued in public offering							1,200,442
Number of shares issued-common stock					18,422,000			47,795,000
Stockholders' equity, Reverse stock split										1-for-15 reverse stock split
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Stockholders' equity, Reverse stock split												one-for-15 reverse stock spilt
Navios Holdings | Navios Partners
Schedule Of Equity Method Investments [Line Items]
General partner interest of Navios Holdings			2.00%		2.00%	2.00%	2.00%	2.00%	2.00%		2.00%			2.00%	2.00%
Navios Partners
Schedule Of Equity Method Investments [Line Items]
Common units held by Navios Holdings														2,070,216
Ownership percentage of Navios Holdings														18.50%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee														$ 101,492	$ 126,034
Investments in affiliates														35,116	29,328
Other than temporary impairment loss on investments														0	55,524	0
Equity in net earnings of affiliated companies														13,526	16,171	12,570
Dividends received														2,692	2,068	0
Market value of the investment														38,547
Acropolis
Schedule Of Equity Method Investments [Line Items]
Ownership percentage of Navios Holdings													35.00%
Cash consideration from sale of investments													$ 1,000
Gain on sale of investments													$ 866
Procceds from sale of investments														500	500
Investments in affiliates														$ 0	0
Ownership Interest													50.00%
Profit Sharing Arrangement														Navios Holdings, until the sale of its investment, had a 50% interest in Acropolis, a brokerage firm for freight and shipping charters. Although Navios Holdings owned 50% of Acropolis’ stock, Navios Holdings agreed with the other shareholder that the earnings and amounts declared by way of dividends would be allocated 35% to the Company with the balance to the other shareholder.
Dividends received														$ 0	170	55
Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Percentage of voting stock of Navios Holdings in Navios Acquisition														30.60%
Ownership percentage of Navios Holdings														31.00%
Difference between carrying amount of investment and underlying equity in net assets of equity method investee														$ 79,477	87,500
Investments in affiliates														19,894	50,374
Other than temporary impairment loss on investments														13,543
Equity in net earnings of affiliated companies														(11,098)	(43,378)	(9,875)
Dividends received														4,379	$ 5,838	$ 14,595
Market value of the investment														$ 41,354
Share Repurchase Program | Navios Partners
Schedule Of Equity Method Investments [Line Items]
Share repurchase program, Authorized amount		$ 50,000
Share repurchase program, Period in force		2 years
Number of shares repurchased														4,694,279
Share Repurchase Program | Navios Acquisition
Schedule Of Equity Method Investments [Line Items]
Share repurchase program, Authorized amount				$ 25,000
Share repurchase program, Period in force				2 years
Number of shares repurchased														735,251